Note 33 - Employee Benefits - Plan Asset Allocation (Detail) - Plan Asset Allocation [Domain Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 537	€ 395
Equity instruments	[1]	1,427	1,537
Investment-grade bonds
Government	[2]	2,382	3,356
Non-government bonds	[2]	5,453	5,712
Non-investment-grade bonds
Government		94	109
Non-government bonds		441	435
Structured products		159	234
Insurance		2,772	1,822
Alternatives
Real estate		818	824
Commodities		56	43
Private equity		4	3
Other	[3]	1,049	1,082
Derivatives (Market Value) [Abstract]
Interest rate		807	1,094
Credit		39	3
Inflation		14	8
Foreign exchange		23	26
Other		77	(159)
Total fair value of plan assets		16,106	16,518
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		305	179
Equity instruments	[1]	1,060	1,213
Investment-grade bonds
Government	[2]	1,814	1,882
Non-government bonds	[2]	4,090	4,081
Non-investment-grade bonds
Government		86	103
Non-government bonds		380	325
Structured products		37	47
Insurance		0	0
Alternatives
Real estate		719	727
Commodities		54	39
Private equity		0	0
Other	[3]	989	1,022
Derivatives (Market Value) [Abstract]
Interest rate		730	909
Credit		18	18
Inflation		0	0
Foreign exchange		17	21
Other		8	2
Total fair value of plan assets		10,237	10,532
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		163	92
Equity instruments	[1]	0	0
Investment-grade bonds
Government	[2]	77	919
Non-government bonds	[2]	531	915
Non-investment-grade bonds
Government		0	1
Non-government bonds		17	73
Structured products		21	99
Insurance		2,756	1,807
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		113	171
Credit		0	1
Inflation		0	(5)
Foreign exchange		0	0
Other		0	(159)
Total fair value of plan assets		3,678	3,912
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		3	53
Equity instruments	[1]	111	109
Investment-grade bonds
Government	[2]	277	366
Non-government bonds	[2]	474	369
Non-investment-grade bonds
Government		4	1
Non-government bonds		19	16
Structured products		85	78
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other	[3]	0	0
Derivatives (Market Value) [Abstract]
Interest rate		(49)	3
Credit		57	16
Inflation		0	0
Foreign exchange		0	0
Other		69	(2)
Total fair value of plan assets		1,050	1,003
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		66	71
Equity instruments	[1]	256	215
Investment-grade bonds
Government	[2]	214	189
Non-government bonds	[2]	358	347
Non-investment-grade bonds
Government		4	4
Non-government bonds		25	21
Structured products		16	10
Insurance		16	15
Alternatives
Real estate		99	97
Commodities		2	4
Private equity		4	3
Other	[3]	60	60
Derivatives (Market Value) [Abstract]
Interest rate		13	17
Credit		0	0
Inflation		14	13
Foreign exchange		6	5
Other		0	0
Total fair value of plan assets		€ 1,141	€ 1,071

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A
[3]	This position contains commingled funds which could not be segregated into the other asset categories